Quarterly Holdings Report
for
Fidelity Freedom® Blend 2065 Fund
December 31, 2022
Y65-NPRT3-0323
1.9895829.103
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	624,483	6,232,341
Fidelity Series Commodity Strategy Fund (a)	4,098	431,704
Fidelity Series Large Cap Growth Index Fund (a)	290,868	3,935,439
Fidelity Series Large Cap Stock Fund (a)	263,727	4,359,407
Fidelity Series Large Cap Value Index Fund (a)	587,317	8,099,106
Fidelity Series Small Cap Opportunities Fund (a)	169,878	1,982,480
Fidelity Series Small Capital Core Fund (a)	1,404	13,749
Fidelity Series Value Discovery Fund (a)	202,509	2,989,035
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,938,229)		28,043,261

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	127,408	1,672,866
Fidelity Series Emerging Markets Fund (a)	102,323	791,981
Fidelity Series Emerging Markets Opportunities Fund (a)	456,599	7,132,080
Fidelity Series International Growth Fund (a)	260,644	3,716,785
Fidelity Series International Index Fund (a)	151,166	1,549,449
Fidelity Series International Small Cap Fund (a)	77,545	1,150,773
Fidelity Series International Value Fund (a)	369,411	3,705,190
Fidelity Series Overseas Fund (a)	341,443	3,708,073
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,949,738)		23,427,197

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	44,521	342,812
Fidelity Series Corporate Bond Fund (a)	6,983	62,223
Fidelity Series Emerging Markets Debt Fund (a)	10,938	80,283
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,991	25,991
Fidelity Series Floating Rate High Income Fund (a)	6,550	57,509
Fidelity Series Government Bond Index Fund (a)	10,068	91,823
Fidelity Series Investment Grade Bond Fund (a)	9,579	94,352
Fidelity Series Investment Grade Securitized Fund (a)	7,427	65,949
Fidelity Series Long-Term Treasury Bond Index Fund (a)	658,204	3,857,073
Fidelity Series Real Estate Income Fund (a)	15,318	144,603
TOTAL BOND FUNDS (Cost $5,578,141)		4,822,618

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (b)	25	25
Fidelity Series Government Money Market Fund 4.35% (a)(c)	223,578	223,578
Fidelity Series Short-Term Credit Fund (a)	3,503	33,458
Fidelity Series Treasury Bill Index Fund (a)	52,865	526,010
TOTAL SHORT-TERM FUNDS (Cost $783,234)		783,071

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $63,249,342)	57,076,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,477)
NET ASSETS - 100.0%	57,074,670

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	105	-	80	-	-	-	25	0.0%
Total	105	-	80	-	-	-	25

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,618	345,625	17,256	21,540	(2,977)	(19,198)	342,812
Fidelity Series Blue Chip Growth Fund	3,909,460	4,667,154	760,821	174,197	(216,555)	(1,366,897)	6,232,341
Fidelity Series Canada Fund	1,205,031	1,090,235	415,837	51,444	(18,192)	(188,371)	1,672,866
Fidelity Series Commodity Strategy Fund	547,302	883,466	562,361	386,704	(265,675)	(171,028)	431,704
Fidelity Series Corporate Bond Fund	40,358	103,061	79,199	488	(2,328)	331	62,223
Fidelity Series Emerging Markets Debt Fund	185,903	63,868	156,444	3,822	(25,580)	12,536	80,283
Fidelity Series Emerging Markets Debt Local Currency Fund	60,673	21,994	54,718	-	(8,213)	6,255	25,991
Fidelity Series Emerging Markets Fund	515,955	482,531	112,236	19,510	(27,876)	(66,393)	791,981
Fidelity Series Emerging Markets Opportunities Fund	4,731,149	4,201,203	1,015,012	164,890	(313,884)	(471,376)	7,132,080
Fidelity Series Floating Rate High Income Fund	36,480	62,046	39,102	2,096	(1,328)	(587)	57,509
Fidelity Series Government Bond Index Fund	58,598	175,035	139,773	394	(2,039)	2	91,823
Fidelity Series Government Money Market Fund 4.35%	-	359,015	135,437	1,981	-	-	223,578
Fidelity Series High Income Fund	221,528	29,423	241,767	1,980	(14,392)	5,208	-
Fidelity Series International Developed Markets Bond Index Fund	-	3,009	2,947	-	(62)	-	-
Fidelity Series International Growth Fund	2,409,985	2,219,650	563,206	123,831	(78,136)	(271,508)	3,716,785
Fidelity Series International Index Fund	1,023,449	832,728	218,264	39,493	(22,580)	(65,884)	1,549,449
Fidelity Series International Small Cap Fund	751,462	608,305	58,906	66,588	(10,485)	(139,603)	1,150,773
Fidelity Series International Value Fund	2,433,334	2,030,689	603,707	120,675	(40,249)	(114,877)	3,705,190
Fidelity Series Investment Grade Bond Fund	61,830	180,583	145,673	721	(2,618)	230	94,352
Fidelity Series Investment Grade Securitized Fund	41,836	111,833	86,985	357	(1,102)	367	65,949
Fidelity Series Large Cap Growth Index Fund	2,465,441	2,651,217	450,142	43,966	(49,139)	(681,938)	3,935,439
Fidelity Series Large Cap Stock Fund	2,748,109	2,682,841	670,602	218,198	(48,390)	(352,551)	4,359,407
Fidelity Series Large Cap Value Index Fund	5,264,942	4,573,715	1,137,881	280,621	(46,397)	(555,273)	8,099,106
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,437	2,984,134	437,735	59,702	(83,049)	(569,714)	3,857,073
Fidelity Series Overseas Fund	2,422,915	2,160,275	565,883	64,986	(94,161)	(215,073)	3,708,073
Fidelity Series Real Estate Income Fund	130,040	109,047	69,001	11,949	(6,425)	(19,058)	144,603
Fidelity Series Short-Term Credit Fund	-	33,275	-	117	-	183	33,458
Fidelity Series Small Cap Opportunities Fund	1,322,375	1,097,578	227,308	83,305	(44,259)	(165,906)	1,982,480
Fidelity Series Small Capital Core Fund	-	13,749	-	-	-	-	13,749
Fidelity Series Treasury Bill Index Fund	-	530,653	4,294	4,302	(3)	(346)	526,010
Fidelity Series Value Discovery Fund	1,945,173	1,716,133	505,801	150,476	(19,033)	(147,437)	2,989,035
	36,533,383	37,024,070	9,478,298	2,098,333	(1,445,127)	(5,557,906)	57,076,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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